Accounts Receivables - Schedule of Accounts Receivables and Allowance Balances (Details) (10-K) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 1,338,787	$ 4,500,116		$ 1,798,489
Less: allowance for doubtful accounts
Accounts receivable, net	$ 1,338,787	$ 4,500,116		$ 1,798,489